BASIC EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
BASIC EARNINGS PER SHARE
BASIC EARNINGS PER SHARE

23. BASIC EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp24,877 billion, Rp20,736 billion, and Rp24,427 billion by the weighted average number of shares outstanding during the year totaling to 99,062,216,600 shares for the years ended December 31, 2021, 2022 and 2023, respectively.

Basic earnings per share amounted to Rp251.13, Rp209.32 and Rp246.58 for the years ended December 31, 2021, 2022 and 2023, respectively. The Company does not have potentially dilutive financial instruments for the years ended December 31, 2021, 2022 and 2023.